Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005433 | Howmet Aerospace
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005433 | Royal Caribbean Cruises
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005433 | Cencora
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005433 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005433 | Cloudflare
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005433 | IDEXX Laboratories
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005433 | Carvana
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005433 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005433 | Vertiv Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005433 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005433 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000005433 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000005433 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000005433 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000005433 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005433 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005433 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005433 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005433 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005433 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190557 | Howmet Aerospace
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190557 | Royal Caribbean Cruises
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190557 | Cencora
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190557 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190557 | Cloudflare
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190557 | IDEXX Laboratories
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190557 | Carvana
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190557 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190557 | Vertiv Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190557 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190557 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000190557 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000190557 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000190557 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000190557 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000190557 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000190557 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190557 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190557 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190557 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.50%